Document and Entity Information	Sep. 13, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000319687
Document Type	8-K
Document Period End Date	Sep. 13, 2019
Entity Registrant Name	UNITED AIRLINES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10323
Entity Tax Identification Number	74-2099724
Entity Address, Address Line One	233 S. Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	872
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false